Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2016		2015
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2017	$50,000	1.25%	$50,000	1.25%
2018	150,000	2.04%	150,000	2.04%
2019	75,000	1.96%	75,000	1.96%
2020	25,000	2.14%	25,000	2.14%
2021	—	—%	—	—%
Thereafter	100,000	3.40%	150,000	3.32%
Total	$400,000	2.27%	450,000	2.37%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2017	350,000	1.68%	350,000	1.68%
2018	150,000	2.04%	150,000	2.04%
2019	75,000	1.96%	75,000	1.96%
2020	25,000	2.14%	25,000	2.14%
2021	—	—%	—	—%
Thereafter	100,000	3.40%	150,000	3.32%
Total	$700,000	2.05%	$750,000	2.12%
Prepayment penalty	(5,719)	—	(11,895)	—
Total long-term debt	$694,281	2.07%	$738,105	2.16%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.55%. Of the $25 million prepayment penalty, $4.7 million remained to be amortized as of December 31, 2016. The remaining $4.7 million will be amortized in 2017.

On November 21, 2014, Park restructured $50 million in FHLB advances at a rate of 1.25%. As part of this restructuring, Park paid a prepayment penalty of $3.2 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the advances using the effective interest method, resulting in an effective interest rate of 3.52%. Of the $3.2 million prepayment penalty, $1.0 million remained to be amortized as of December 31, 2016. The remaining $1.0 million will be amortized in 2017.

On March 30, 2015, Park prepaid $54.5 million of FHLB advances, with a weighted average rate of 1.59%, resulting in a prepayment penalty of $532,000 recognized within other expense on the Consolidated Statements of Income.

On October 20, 2016, Park prepaid $50.0 million of FHLB advances, incurring a $5.6 million prepayment penalty recognized within other expense on the Consolidated Statements of Income. These advances had an interest rate of 3.15% and a maturity date of November 13, 2023.

Park had approximately $100.0 million of long-term debt at December 31, 2016 with a contractual maturity longer than five years. However, all of this debt is callable by the lender in 2017.

At December 31, 2016 and 2015, FHLB advances were collateralized by investment securities owned by PNB’s banking divisions and by various loans pledged under a blanket agreement by PNB's banking divisions. At December 31, 2016 and 2015, $25 million and $21 million, respectively, of investment securities were pledged as collateral for FHLB advances. At December 31, 2016 and 2015, $1,909 million and $1,985 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park's bank subsidiary. See Note 12 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.